SHARE CAPITAL AND RESERVES (Details 1) - $ / shares	3 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Risk-free interest rate		0.41%
Dividend yield
Expected life		5 years
Volatility		105.00%
Weighted average fair value per option		$ 1.18